Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administration expenses
Consulting and management fees	$ (868,385)	$ (806,557)	$ (620,682)
General and administrative	(293,410)	(310,018)	(493,930)
Marketing and donations	0	(14,883)	(61,614)
Professional fees	(521,568)	(618,412)	(580,180)
Share-based payment expense	(236,922)	(334,534)	(1,176,190)
Total expense	(1,920,285)	(2,084,404)	(2,932,596)
Other (expenses) income, net
Foreign exchange gain (loss)	557,477	(651,807)	133,468
Accretion expense on convertible debt	(509,607)	(434,341)	(112,465)
Accretion on joint venture settlement obligation	(459,408)	(552,928)	(185,587)
Interest expense and bank charges	(977,605)	(688,130)	(97,570)
Unrealized gain(loss) and foreign exchange on marketable securities	1,341,000	(30,510)	0
Loss on modification of joint venture settlement obligation	0	(246,168)	0
Gain on settlement of accounts payable and accrued liabilities	0	5,172	321,115
Interest income	0	0	29,933
Loss on shares for debt settlement	(402,740)	0	0
Loss on share settlement of joint venture settlement obligation	0	(538,461)	0
Transaction costs expensed on convertible debentures	0	0	(87,781)
Fair value adjustment on derivative liability	845,203	86,001	117,648
Loss	(1,525,965)	(5,135,576)	(2,813,835)
Other comprehensive income (loss
Cumulative translation adjustment income (loss)	(918,282)	1,438,316	(380,197)
Total comprehensive loss	$ (2,444,247)	$ (3,697,260)	$ (3,194,032)
Loss per share-basic	$ (0.04)	$ (0.15)	$ (0.08)
Loss per share-diluted	$ (0.04)	$ (0.15)	$ (0.08)
Weighted average shares outstanding-basic	38,639,035	34,714,698	33,911,334
Weighted average shares outstanding-diluted	38,639,035	34,714,698	33,911,334